GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill
Impairment of goodwill	$ 0.0
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	941.8	$ 985.1
Acquisition adjustments		(17.7)
Translation adjustments	(11.0)	(25.6)
Goodwill, Ending Balance	930.8	941.8	$ 985.1
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	20.8	21.1
Impairment of indefinite-lived intangible assets	0.0
2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 107.0
2017 Acquisitions | Significant Other Observable Inputs (Level 3) | Minimum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles			11.00%
2017 Acquisitions | Significant Other Observable Inputs (Level 3) | Maximum
Finite Lived Intangible Assets Acquired
Discount rate used to value the intangibles			16.50%
Customer relationships | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 70.9
Weighted-average amortization period (in years)			16 years
Patents and other acquired technology | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 31.9
Weighted-average amortization period (in years)			9 years
Trade names and trademarks | 2017 Acquisitions
Finite Lived Intangible Assets Acquired
Intangible assets acquired			$ 4.2
Weighted-average amortization period (in years)			6 years
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	415.5	429.5
Acquisition adjustments		0.0
Translation adjustments	(7.7)	(14.0)
Goodwill, Ending Balance	407.8	415.5	$ 429.5
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	349.7	355.4
Acquisition adjustments		0.0
Translation adjustments	(0.4)	(5.7)
Goodwill, Ending Balance	349.3	349.7	355.4
Accumulated impairment losses	820.0	820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	176.6	200.2
Acquisition adjustments		(17.7)
Translation adjustments	(2.9)	(5.9)
Goodwill, Ending Balance	$ 173.7	$ 176.6	$ 200.2